Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Composition of net deferred tax balances
Deferred income taxes	$ 278	$ 315
Long-term deferred tax assets	639	664
Current deferred tax liabilities	(7)	(4)
Long-term deferred tax liabilities	(46)	(24)
Deferred income taxes	$ 864	$ 951